Financial Instruments and Risk Management (Market Risk - Interest Rate Profile) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Fixed rate instruments [Member]
Disclosure of financial instruments by type of interest rate [Line Items]
Financial assets	$ 339	$ 338
Financial liabilities	(2,140)	(2,466)
Total financial instruments, net	(1,801)	(2,128)
Variable rate instruments [Member]
Disclosure of financial instruments by type of interest rate [Line Items]
Financial assets	38	36
Financial liabilities	(696)	(562)
Total financial instruments, net	$ (658)	$ (526)